Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Profit for the year	€ 182,269	€ 235,878	€ 149,217
Adjustments to reconcile profit (loss) [abstract]
Income tax expense/(benefit)	34,240	(9,970)	429
Write off of goodwill	278	0	0
Loss on disposal of assets	2,383	2,184	88
Change in fair value of warrant liability	(34,518)	0	0
Change in fair value of earnout liability	(237,354)	0	0
Change in fair value of options	(6,292)	0	0
Gain on derivative contracts	(4,148)	(15,830)	0
Foreign exchange on revaluation of warrants and earnout liabilities	25,047	0	0
Share listing expense	126,252	0	0
RSU expense	24,261	0	0
Depreciation and amortization expense	66,729	83,560	55,407
Provision for write-offs of trade and other receivables	8,618	2,608	0
Waiver of loans	1,335	(2,339)	0
Gain on bargain purchase	0	(16,349)	(34,995)
(Decrease)/increase in provisions	(3,935)	3,425	5,200
Finance income	(2,222)	(1,312)	(257)
Finance expense	1,050	5,861	10,991
Adjustments for unrealised foreign exchange losses (gains)	2,910	101	(2,036)
Changes in working capital:
Decrease/(increase) in trade and other receivables	47,050	(19,192)	(30,940)
(Decrease)/increase in trade and other payables	(27,742)	(36,970)	8,679
(Decrease)/increase in customer liabilities	(4,170)	6,251	5,304
Change in restricted cash	(7,084)	(7,336)	2,814
Decrease in provisions	0	(706)	(13,666)
Cash from operating activities	194,957	229,864	156,235
Withholding taxes paid on subsidiaries dividends	(5,611)	(761)	(143)
Corporation tax rebates received	1,846	12,718	0
Corporation tax paid	(24,356)	(31,968)	(4,767)
Net cash flows from operating activities	166,836	209,853	151,325
Cash flows from investing activities
Cash received in interest	1,700	981	257
Acquisition of intangible assets	(21,229)	(23,606)	(10,142)
Acquisition of property, plant and equipment	(6,311)	(3,147)	(1,973)
Acquisition of businesses, net of cash acquired	7,282	19,813	29,835
Cash used in financial assets	(95)	(1,686)	0
Restricted cash guarantee	(79,293)	(40,795)	0
Issuance of loans receivable	(22,022)	(570)	(23,863)
Issuance of related party loans receivable	0	(640)	0
Receipts from loans receivable	8,528	34,337	0
Settled derivative contracts	17,132	2,846	0
Cash used in regulatory deposits	(2,215)	(5,693)	48
Net cash flows used in investing activities	(96,523)	(18,160)	(5,838)
Cash flows from financing activities
Shares repurchased	(224,322)	(10,731)	0
Proceeds from shares issued net of transaction costs	170,632	3,072	6,221
Cash paid for deferred consideration	(13,200)	(4,050)	(66,027)
Dividends paid to non-controlling interests	(1,388)	0	0
Dividends paid to owners of the parent	0	0	(10,000)
Proceeds from interest-bearing loans and borrowings	0	0	7,142
Repayment of interest-bearing loans and borrowings	(26,679)	(24,641)	(15,779)
Repayment of lease liabilities - interest	(1,196)	(532)	(707)
Repayment of lease liabilities - principal	(7,026)	(2,881)	(1,938)
Net cash flows used in financing activities	(103,179)	(39,763)	(81,088)
(Decrease)/increase in cash and cash equivalents	(32,866)	151,930	64,399
Cash and cash equivalents at beginning of the year	293,798	138,540	74,365
Effects of exchange rate fluctuations on cash held	(6,154)	3,328	(224)
Cash and cash equivalents at end of the year	€ 254,778	€ 293,798	€ 138,540